SCHEDULE OF RECONCILIATION OF THE DIFFERENCES BETWEEN THE EFFECTIVE AND STATUTORY INCOME TAX RATES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rates	$ (381)	$ (221)
Federal statutory rates, percentage	21.00%	21.00%
State income taxes	$ (145)	$ (84)
State income taxes, percentage	8.00%	8.00%
Permanent differences		$ 18
Permanent differences, percentage		(0.20%)
Valuation allowance against net deferred tax assets	$ 526	$ 287
Valuation allowance against net deferred tax assets, percentage	(29.00%)	(28.80%)
Effective rate
Effective rate, percentage